Other Income - Net	12 Months Ended
Dec. 31, 2019
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Other Income - Net
12.	OTHER INCOME – NET

	2017	2018	2019
Dividend income from financial assets at fair value through other comprehensive income	206	203	205
Government grants	253	257	385
Others	821	323	1,145

	1,280	783	1,735